Shareholders’ Equity	9 Months Ended
Sep. 30, 2021
Disclosure of investments accounted for using equity method [text block] [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 3:- SHAREHOLDERS’ EQUITY

a.	Ordinary shares:

	Number of shares
	Authorized as of	Issued and outstanding as of
	September 30, 2021	December 31, 2020	September 30, 2021	December 31, 2020

Ordinary Shares of $0.01 per value each:	100,000,000	100,000,000	59,298,846	59,000,153

b.	Share incentive plans:

Movement during the periods:

	Nine months ended September 30,				Year ended December 31,
	2021		2020		2020
	Unaudited		Unaudited
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		USD		USD		USD
Outstanding at beginning of period	3,892,714	5.15	3,405,188	4.75	3,405,188	4.76
Granted	1,017,001	8.49	1,221,200	3.68	1,492,700	4.91
Expired	(128,234)	7.24	(71,994)	8.67	(74,744)	8.60
Exercised	(298,693)	1.62	(552,403)	0.31	(652,143)	1.00
Forfeited	(100,622)	7.22	(221,981)	8.13	(278,287)	7.94

Share options outstanding at end of period	4,382,166	6.06	3,780,010	5.06	3,892,714	5.15

Share options exercisable at end of period	2,680,002	4.67	2,127,850	4.20	2,161,439	4.45

As of September 30, 2021, there is $5,124 of total unrecognized cost related to non-vested share-based compensation that is expected to be recognized over a period of up to four years.

A summary of the activity in the RSUs granted to employees for the Nine months ended September 30, 2021 is as follows:

	Number of RSUs	Weighted average grant date fair value

Unvested as of December 31, 2020:	-	$-

Granted	228,584	8.28
Forfeited	(8,550)	9.51

Unvested as of September 30, 2021:	220,034	$8.24

c.	Share incentive plans expenses:

The total compensation cost related to all of the Company’s equity-based awards, recognized during the presented periods was comprised as follows:

	Nine months ended September 30,		Three months ended September 30,		Year ended December 31,
	2021	2020	2021	2020	2020
	Unaudited

Research and development	$1,197	$801	$647	$285	$1,185
Commercial activities	1,014	(115)	217	110	230
General and administrative	1,765	1,283	649	352	1,449

	$3,976	$1,969	$1,513	$748	$2,864

The Company estimates the fair value of stock options granted using the Binominal option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term.

Expected volatility was calculated based upon historical volatilities of similar entities in the related sector index. The expected term of the options granted is derived from output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The following table lists the inputs to the Binomial option pricing model used for the fair value measurement of equity-settled share options for the following periods:

Based on the above inputs, the fair value of the options was determined at $4.07 - $11.01 at the grant dates during 2021 and 2020.

	September 30,		December 31,
	2021	2020	2020
Unaudited

Expected volatility of the share prices	65%-66%	74%-84%	74%-79%
Risk-free interest rate	1.3%-1.6%	0.6%-1.38%	0.6%-1.38%